Other Income (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Research and development incentives		$ 769,895
Research and development receivable	$ 571,418
Research and development tax incentive	326,613		$ 503,118
Research and development tax incentive cliam	326,613	1,341,313
Other income reduction	1,014,700
Capitalized development costs	989,252
Website assets	25,448
Research and development expense	1,868,073	1,688,756
Capitialized intangible assets	1,624,211	1,629,897
Operating expense	243,862	58,859
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Research and development incentives	$ 100,734	$ 225,879